                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                    F O R M  N-1A

    Registration Statement Under the Securities Act of 1933                 /x/

                   Pre-Effective Amendment No. __                           / /

                   Post-Effective Amendment No. 4                           /x/

                                         and

    Registration Statement Under the Investment Company Act of 1940         /x/

                                   Amendment No. 5                          /x/

                                 -------------------

                                     BERKELEY FUNDS

                  (Exact Name of Registrant as Specified in Charter)


          650 California Street, Suite 2800, San Francisco, California 94108
                       (Address of Principal Executive Office)

                                    (415) 393-0300
                 (Registrant's Telephone Number, Including Area Code)

                                  ROBERT A. CORNMAN
          650 California Street, Suite 2800, San Francisco, California 94108
                       (Name and Address of Agent for Service)

                                 -------------------

Approximate Date of Proposed Public Offering: As soon as possible after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

---  immediately upon filing pursuant to paragraph (b)

---  on                 pursuant to paragraph (b)
       ----------------
---  60 days after filing pursuant to paragraph (a)(1)

---  on [date] pursuant to paragraph (a)(1)

 x
---  75 days after filing pursuant to paragraph (a)(2)

---  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of shares of beneficial interest of Berkeley Funds pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1997 was filed on January 27, 1998.

                                     BERKELEY FUNDS

                               BERKELEY INCOME EQUITY FUND

            CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement of Berkeley Funds contains the following documents:

         -    Facing Sheet

         -    Contents of Post-Effective Amendment to Registration Statement

         -    Cross-Reference Sheet for Berkeley Income Equity Fund

         -    Part A:  Prospectus for Berkeley Income Equity Fund

         - Part B: Statement of Additional Information for Berkeley Income Equity Fund

         -    Part C:  Other Information

         -    Signature Page

                                    BERKELEY FUNDS

                             Berkeley Income Equity Fund

                                CROSS REFERENCE SHEET

                                      FORM N-1A



N-1A                                             Location in
ITEM NO. ITEM                               REGISTRATION STATEMENT
                     Part A:  INFORMATION REQUIRED IN PROSPECTUS
1.       Cover Page                         Cover Page
2.       Synopsis                           Fund Overview
3.       Condensed Financial Information    Not Applicable
4.       General Description of Registrant  "Fund Overview"
                                            and "Fund Organization and
                                            Management"
5.       Management of the Fund             "Fund Organization and Management"
5A.      Management's Discussion of         Not Applicable
         Fund Performance
6.       Capital Stock and Other            "Fund Organization and Management"
         Securities
7.       Purchase of Securities             "Simplified Account Information"
         Being Offered                      and "Account Policies"
8.       Redemption or Repurchase           "Simplified Account Information"
                                            and "Account Policies"
9.       Pending Legal Proceedings          Not Applicable

           Part B: Information Required in Statement of
                   Additional Information
                   ------------------------------------
10.      Cover Page                         Cover Page
11.      Table of Contents                  Table of Contents
12.      General Information and History    "General Information"
13.      Investment Objectives and          "Investment Objective, Policies
         Policies                           and Risks" and "Investment
                                            Restrictions"
14.      Management of the Fund             "Management of the Trust"
15.      Control Persons and                "General Information"
         Principal Holders of
         Securities
16.      Investment Advisory and            "Management of the Trust"
         Other Services
17.      Brokerage Allocation and           "Portfolio Transactions"
         Other Practices
18.      Capital Stock and Other            "General Information"
         Securities
19.      Purchase, Redemption and           "Purchase and Redemption
         Pricing of Securities Being        of Shares"
         Offered
20.      Tax Status                         "Distributions and Taxes"
21.      Underwriters                       "Management of the Trust"
22.      Calculation of Performance Data    "Performance Information"
23.      Financial Statements               "Financial Statements"

                                     PART A

                             -----------------------

                                   PROSPECTUS

                           Berkeley Income Equity Fund

                             -----------------------

                                     [LOGO]

                          BERKELEY INCOME EQUITY FUND

                                   PROSPECTUS
                                 JUNE   , 1998

    Berkeley Funds (the "Trust") is a professionally managed, no-load, open-end management company, currently consisting of two distinct portfolios each with separate investment objectives. This Prospectus contains information about the investment objectives of one of these portfolios, the Berkeley Income Equity Fund (the "Income Equity Fund" or "Fund"), the types of securities in which the Fund may invest, and applicable investment policies and restrictions.

    This Prospectus concisely sets forth information a prospective investor should know before investing in the Fund. Please read it carefully and retain it for your future reference. A Statement of Additional Information ("SAI") with the same date as this Prospectus contains additional information about the Fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. The Prospectus and SAI are available without charge and may be obtained by calling toll free (888) 889-0799, or by writing to Berkeley Funds c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

    Berkeley Capital Management serves as investment advisor to the Fund. Berkeley Capital Management, a registered investment advisor, has been in the investment advisory business for 25 years.

    Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares are subject to investment risks, including possible loss of principal.

    LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WHO MAY WANT TO INVEST IN THE INCOME EQUITY FUND:

    - Those who are investing for retirement or other long-term goals.

    - Those who want professional portfolio management.

    - Those who are seeking capital appreciation.

    - Those who desire quarterly income.

WHO MAY NOT WANT TO INVEST IN THE INCOME EQUITY FUND:

    - Those who are investing with a shorter time frame.

    - Those who are uncomfortable with an investment that may go up or down in value.

THE INVESTMENT ADVISOR

    Berkeley Capital Management, 650 California Street, Suite 2800, San Francisco, California 94108 ("Berkeley" or the "Advisor") serves as investment advisor to the Fund. Berkeley has been engaged in the investment management business since 1972 and currently manages $1.6 billion of discretionary assets for numerous accounts including employee benefit plans, public retirement systems, religious foundations and other institutional investors, as well as individuals.

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, SHAREHOLDER SERVICING
  AGENT AND CUSTODIAN

    Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 ("Firstar") serves as administrator, transfer agent, dividend paying agent, shareholder servicing agent and custodian for the Fund. Firstar provides administrative services to the Fund, provides information and services to shareholders, effects the transfer of Fund shares and serves as custodian of the Fund's assets.

THE PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is Berkeley International Securities Corporation, 650 California Street, Suite 2800, San Francisco, California 94108, an affiliate of the Advisor.

                               TABLE OF CONTENTS

                                                                                           PAGE
                                                                                        -----------
FUND OVERVIEW
  Investment Objective................................................................           4
  Investment Strategy.................................................................           4
  Principal Investments...............................................................           4
  Portfolio Management................................................................           5
  Risk Factors........................................................................           5
  Investor Expenses...................................................................           5

SIMPLIFIED ACCOUNT INFORMATION
  Opening an Account..................................................................           7
  Buying Shares.......................................................................           7
  Selling or Redeeming Shares.........................................................           8
  Signature Guarantees................................................................           9

ACCOUNT POLICIES
  Transaction Policies................................................................          10
  Account Features and Policies.......................................................          11
  Distributions and Taxation..........................................................          12

FUND ORGANIZATION AND MANAGEMENT
  The Fund and the Board of Trustees..................................................          12
  Shareholder Meetings and Voting Rights..............................................          12
  Investment Advisor Compensation.....................................................          13
  Service Provider Compensation.......................................................          13
  Service Fee.........................................................................          13
  Computer Systems....................................................................          13
  Principal Shareholder...............................................................          13
  Investment Objective................................................................          14

RISK FACTORS
  General Mutual Fund Considerations..................................................          14
  The Fund's Portfolio Investments and Related Risks..................................          14
  The Fund's Portfolio Investment Techniques..........................................          16

                                 FUND OVERVIEW

INVESTMENT OBJECTIVE

    The Berkeley Income Equity Fund ("Income Equity Fund" or "Fund") is a diversified fund that seeks to increase the value of your investment over the long-term and to provide you with current income. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT STRATEGY

    The Berkeley Income Equity Fund uses a yield-driven process for selecting equities. The portfolio typically consists of traditional dividend-paying stocks, growth stocks which are trading at what are believed to be temporarily depressed prices and other stocks which have been identified by Berkeley's screening process as described below.

    First, the Standard and Poor's 500 Index ("S&P 500") is screened to identify those stocks which have a current dividend yield that is at least 30% higher than the average yield of the Standard & Poor's Industrial Average.

    Second, stocks selected from this group are analyzed to identify those stocks with current yields which are substantially higher, relative to the yield of the market, than the historical norm for that particular stock. This analysis attempts to identify stocks with values which might currently be abnormally depressed.

    Next, the stocks which pass both of these screens are analyzed in an effort to confirm that they have the ability to sustain or increase their dividends. This review is done by analyzing the company's financial statements, with particular emphasis on the company's balance sheet and cash flow statements, its business fundamentals, industry environment and future prospects, as well as its management strategy.

    The Advisor seeks to identify undervalued industries by this process with the result that such industries may be more heavily represented in the final list of stocks eligible for investment; however, in order to control exposure to sector and industry risks, no single industry sector is weighted at more than twice its weighting within the S&P 500.

    The Income Equity Fund also strives to capture capital gains and minimize capital losses through a series of sell disciplines. In general, a stock will begin to be sold when its yield declines to the historical average yield for that stock, or when it declines to a market yield, whichever comes first. Also a stock normally is sold if it declines 20% from its cost relative to market or if its fundamentals deteriorate to the point of jeopardizing the anticipated dividend payments.

PRINCIPAL INVESTMENTS

    The Income Equity Fund seeks long-term growth of capital and current income by investing primarily in equity securities of U.S. corporations with above average dividend yields. The Fund normally invests at least 65% of its total assets in these securities; however, it has the flexibility to invest the balance of the portfolio in other equities and security types.

    The Income Equity Fund generally invests in stocks with favorable, long-term fundamental characteristics when their current relative yields are at the upper end of their historical relative yield ranges. Frequently, these stocks are out of favor in the financial community. The Fund may also invest in corporations that are in a mature stage of development or operating in slower growth sectors of the economy. While it is anticipated that a substantial part of the total growth in asset value achieved by the

Fund will result from appreciation in the price of the portfolio securities, dividends are also expected to provide a meaningful portion of the portfolio's total return.

    The Income Equity Fund reserves the right to invest without limitation in investment-grade debt instruments and money market instruments for temporary, defensive purposes. See "The Fund's Investments" starting on page 14 for more detailed descriptions on other security types which may be held in the Income Equity Fund. It is anticipated that the annual portfolio turnover rate of the Fund will be less than 50%.

PORTFOLIO MANAGEMENT

    James E. Landau is the Portfolio Manager for the Income Equity Fund. He has 27 years of investment experience and has been with the Advisor for over 23 years. Previously, he was with American Express Investment Management Co. He has a B.S.B.A. from Washington University in St. Louis and an M.B.A. from Harvard University.

RISK FACTORS

    As with any mutual fund, the value of your investment may fluctuate from day-to-day with movements in the stock market, as well as in response to the activities of individual companies. To the extent the Fund is overweighted in certain market sectors, as compared to the S&P 500, the Fund may be more volatile than the S&P 500. For a further explanation, see "The Fund's Portfolio Investments and Related Risks" starting on page 14.

INVESTOR EXPENSES

    Investors pay various expenses, either directly or indirectly. The figures below are estimates for the Berkeley Income Equity Fund for the current fiscal year. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases......................................    None
Sales charge on reinvested dividends...................................    None
Redemption fee.........................................................    None

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees........................................................    0.50%
12b-1 fees.............................................................    None
Other expenses
  Service fee...............................................    0.25%
  Miscellaneous expenses....................................    1.00%
Total Other expenses...................................................    1.25%
Total operating expenses...............................................    1.75%

EXAMPLE OF EXPENSES FOR THE FUND

    EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

1 Year..............................................................     $18
3 Years.............................................................     $55

    The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. In the table above, "Other Expenses" is based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance.

                         SIMPLIFIED ACCOUNT INFORMATION

    Please contact your Financial Consultant prior to opening an account. If you do not work with a Financial Consultant, please review the information below.

-------------------------------------------------------------------------------------------
                                    OPENING AN ACCOUNT

This is the minimum initial                               $1,000
 investment
-------------------------------------------------------------------------------------------

Use this type of application                     New Account Application
-------------------------------------------------------------------------------------------

                                The Fund offers a variety of features, which are described
Before completing the                                     in the
 application                    "Account Policies" section of this prospectus. Please read this section before completing the application.
-------------------------------------------------------------------------------------------

Completing the application      If you need assistance, contact your Financial Consultant, or call us at (888)889-0799.
-------------------------------------------------------------------------------------------

If you are a participant in a   Make purchases through your plan administrator or sponsor,
 qualified retirement plan             who is responsible for transmitting orders.
-------------------------------------------------------------------------------------------

                                         Mail application and check, payable to:
If you are sending money by      Berkeley Income Equity Fund, c/o Firstar Trust Company,
 check                                    PO Box 701, Milwaukee, WI 53201-0701.
                                    Berkeley Funds WILL NOT accept third-party checks.
-------------------------------------------------------------------------------------------

                               Please read the bank wire section under the "Buying Shares"
                                                      section below.
If you are sending money by     You will need to establish an account number with Berkeley
 bank wire                        Funds by sending a completed, signed application to the
                                address above. To receive your account number, call either your Financial Consultant or us at (888) 889-0799.

-------------------------------------------------------------------------------------------
                                       BUYING SHARES

This is the minimum                                        $250
 subsequent investment
-------------------------------------------------------------------------------------------

                                Shares of the Fund are available for purchase on days that the
                                New York Stock Exchange is open. All transactions received
The price you will receive
                                                       in good order
                                    before the market closes receive that day's price.
-------------------------------------------------------------------------------------------

If you are a participant in a   Make purchases through your plan administrator or sponsor,
 qualified retirement plan             who is responsible for transmitting orders.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

If you are sending money by      Please send your check and a statement coupon or a note
 check                          indicating your name and account number to the Fund at the address listed above.
-------------------------------------------------------------------------------------------

                               Please call the Transfer Agency at (800) 889-0799 to notify them of your incoming wire. Instruct your bank to wire the amount you wish to invest to:
                                Berkeley Funds
                                    c/o Firstar Bank Milwaukee
If you are sending money by         ABA #075000022
 bank wire                          Credit: Firstar Trust Company
                                    Account: 112-952-137
                                    Further Credit: Berkeley Income Equity Fund
                                                 (Name/Title of Account)

-------------------------------------------------------------------------------------------
                                SELLING OR REDEEMING SHARES

                                        IN WRITING                      BY PHONE
-------------------------------------------------------------------------------------------

                                                              Selling shares by phone is a
                                                               service option which must be
                                                               established prior to making
                                                                 a request. See the "Your
                                                               Account" section, or contact
                               Certain requests may require    your Financial Consultant or
                                 a signature guarantee. See     call us at (888) 889-0799
                                 the "Signature Guarantees"    for further information. The
Things you should know              section for further        maximum amount which may be
                                information. You may sell up       requested by phone,
                                 to the full account value.    regardless of account size,
                                                               is $50,000. Amounts greater
                                                               than that must be requested
                                                                in writing. If you wish to
                                                               receive your monies by bank
                                                               wire, the minimum request is
                                                                         $1,000.

                               If you purchased shares through a Financial Consultant, or a plan administrator/ sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, they may not be available to be sold for up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special
                                requirements. Please call your Financial Consultant, a plan administrator/sponsor or call us at (888) 889-0799 for
                                                   further information.
-------------------------------------------------------------------------------------------

                               Shares of the Fund are available for redemption on days that the
                                New York Stock Exchange is open. All transactions received
The price you will receive
                                                       in good order
                                   before the market closes receives that day's price.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

If you are a participant in a     Make sales through your plan administrator or sponsor,
 qualified retirement plan             who is responsible for transmitting orders.
-------------------------------------------------------------------------------------------

                                Please put your request in
                                writing, including: the name
                                   of the account owners,
                                account number and fund you
                                  are redeeming from, the
                                 share or dollar amount you
                                    wish to sell, and a       Either contact your Financial
                                  statement requesting or        Consultant or call us at
If you want to receive your     denying the tax withholding          (888) 889-0799.
 monies by bank wire (Note: A     election, signed by all     The proceeds will be sent to
 $12 wire fee will be            account owners. Mail this       the existing bank wire
 charged)                               request to:                      address
                                      Berkeley Funds             listed on the account.
                                 c/o Firstar Trust Company
                                 PO Box 701, Milwaukee, WI
                                        53201-0701.
                                 The wire will be sent to
                                 existing bank wire address
                                   listed on the account.
-------------------------------------------------------------------------------------------
                                   SIGNATURE GUARANTEES

                                 A signature guarantee by a financial institution may be
                                  required to verify the authenticity of an individual's
                                   signature. It can usually be obtained from a broker,
A definition                    commercial or savings bank, or credit union. A notarization from a notary public is not acceptable as a signature
                                                        guarantee.
-------------------------------------------------------------------------------------------

                               A signature guarantee is needed when making the following
                                types of requests:
                                  1. When selling more than $50,000 worth of shares;
                                  2. When requesting a check or bank wire sent to a name or
                                address   that is not currently listed on the account;
                                  3. When selling shares from an account controlled by a
                                corporation, partnership, trust or fiduciary; or
                                  4. When selling where your address was changed within the
                                last 15 days.
When you need one
-------------------------------------------------------------------------------------------

                                ACCOUNT POLICIES

TRANSACTION POLICIES

    PURCHASE OF SHARES Shares are offered at net asset value ("NAV") without a sales charge. However, your Financial Consultant may charge you a service fee or other charge. The minimum initial investment for regular accounts is $1,000 and the minimum subsequent investment is $250. The Distributor may waive these minimums from time to time. Purchases must be in U.S. dollars, and checks must be drawn on a U.S. bank. We do not accept cash, travelers checks or third party checks.

    TELEPHONE PURCHASES Shares may be purchased by calling the Transfer Agency at (888)889-0799. A bank wire must be sent using the instructions listed under Buying Shares on page 8. In the event that the Transfer Agency does not receive your wire prior to 6:00 p.m. Eastern Time, the purchase will be canceled.

    VALUATION OF SHARES The NAV per share for the Fund is determined each business day at the close of trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the Fund's total net assets by the number of its shares outstanding. Securities listed or traded on an exchange are valued at the last quoted sales price on that exchange prior to the time the Fund calculates its NAV. Securities traded over-the-counter are valued at the last sales price. If there is no sale of a particular security, it is valued at the average between the bid and ask prices. Long-term debt obligations in general are valued at the average of representative quoted bid and ask prices for such securities and options in general are valued at the last sale price on exchange on which they are listed. Short-term debt securities of less than 60 days maturities are valued at amortized cost.

    BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV.

    EXECUTION OF REQUESTS The Fund operates on those days when the New York Stock Exchange is open, usually Monday through Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the Transfer Agent or other authorized agent or subagent. Investments by participants of qualified retirement plans are made through the plan sponsor or administrator.

    At times of peak activity, it may be difficult to place your request by phone. During these times, consider sending your request in writing. The Fund reserves the right to reject any purchase, or to suspend or modify the continuous offering of its shares. Your Financial Consultant is responsible for forwarding payment promptly to the Transfer Agent. Berkeley Funds reserves the right to cancel any buy request if payment is not received within three business days.

    In unusual circumstances, the Fund may postpone payment of sale proceeds for up to three business days or longer, as allowed by federal securities laws.

    TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Berkeley Funds will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information.

    SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 calendar days after the purchase.

    SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Berkeley Income Equity Fund, c/o Berkeley Fund's Transfer Agent as follows:

        Berkeley Income Equity Fund

        c/o Firstar Trust Company

        P.O. Box 701

        Milwaukee, WI 53201-0701

    or if forwarding by overnight couriers to:

        Berkeley Income Equity Fund

        c/o Firstar Trust Company

        615 East Michigan Street, Third Floor

        Milwaukee, WI 53202

    Telephone inquiries can be made by calling (888) 889-0799.

SHAREHOLDER FEES

-  Outgoing Wire Transfer....................................  $12.00/wire
-  Returned Check............................................  $20.00/item
-  Stop Payment Request......................................  $20.00/request

    The services referred to may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

ACCOUNT FEATURES AND POLICIES

    ACCOUNT STATEMENTS In general, you will receive statements or notifications as follows:

    - After every transaction that affects your account balance.

    - After any changes of name or address of the registered owner(s).

    - In all other circumstances, every quarter.

    Every year you will also receive an applicable tax information statement mailed by January 31. Participants in qualified retirement plans will receive account information from their plan sponsor or administrator.

    SMALL ACCOUNTS If you draw down an account so that its total value is less than the required minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail the proceeds to you. Your account will not be closed if its drop in value is due to Fund performance.

    AUTOMATIC INVESTMENT PLAN To make regular investing more convenient, you may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account. You may choose any day of the month on which to have your purchases made. In the event the day you have chosen does not fall on a business day, the purchase will be made on the following business day.

    AUTOMATIC WITHDRAWALS You may make automatic withdrawals from the Fund of $250 or more on a monthly or quarterly basis if you have an account balance of $10,000 or more in the Fund. Withdrawal proceeds will normally be mailed prior to the end of the month or quarter.

DISTRIBUTIONS AND TAXATION

    DIVIDENDS The Fund generally distributes most or all of its net earnings, if any, in the form of dividends. The Fund pays quarterly dividends. Any net capital gains are distributed at least annually.

    TAXABILITY OF DIVIDENDS As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which is its intent, the Fund will pay no federal income tax on the earnings it distributes to shareholders. Consequently, any dividends that you receive from the Fund whether reinvested or taken as cash, are generally considered taxable. Distributions of the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

    Some dividends paid in January may be taxable to you as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

    The tax information statement that is mailed to you details your dividends and their federal tax category; however, you should verify your tax liability with your tax professional.

    TAXABILITY OF TRANSACTIONS Unless you are investing through a tax-exempt retirement account, any time you sell shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may incur a capital gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                        FUND ORGANIZATION AND MANAGEMENT

THE FUND AND THE BOARD OF TRUSTEES

    Berkeley Funds were organized as a business trust under the laws of Delaware on October 28, 1996. The Trust is managed by a Board of Trustees which is responsible for protecting the interests of Fund shareholders. The Trustees meet throughout the year to oversee the Fund's activities, review contractual agreements with companies that provide services to the Fund, and review the Fund's investment performance. The majority of the Trustees are not otherwise affiliated with Berkeley Capital Management or Berkeley International Securities Corporation.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

    The Trust is not required to hold annual shareholders' meetings and does not intend to do so. The Fund may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trust will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

INVESTMENT ADVISOR COMPENSATION

    The Fund pays the Advisor a fee pursuant to an investment advisory agreement. The Income Equity Fund pays the Advisor an advisory fee at the annual rate of 0.50% of the Fund's average net assets.

    The Advisor reserves the right to waive or defer its management fees payable by the Fund, and to absorb other operating expenses of the Fund so that its expenses will not exceed the expense ratio on an annual basis through October 31, 1998 of 1.75%.

SERVICE PROVIDER COMPENSATION

    The Trust pays fees to Firstar Trust Company for certain administrative services, portfolio accounting, custody and shareholder services. These fees are included in "Other Expenses" of the Fund's annual operating expenses.

SERVICE FEE

    As described in the Statement of Additional Information, the Trust and the Advisor have entered into a Shareholder Services Agreement ("Agreement"). The Agreement allows the Advisor to provide, or arrange for others to provide, certain specified services to shareholders of the Fund. As compensation for such services, each month the Fund will pay to the Advisor a service fee of up to 0.25% (per annum) of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") that provide such shareholder services out of the service fees the Advisor receives from the Fund. In certain cases, the Advisor may also pay a fee, out of its own resources and not out of the service fee, to a Participating Organization for providing other administrative services to customers who invest in the Fund. A Participating Organization may charge its customers a fee for the services it provides. Customers of Participating Organizations should read this Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization prior to purchasing any Fund shares.

COMPUTER SYSTEMS

    The investment management services provided by the Advisor, and the services provided by the Principal Underwriter and the Transfer Agent to shareholders depend on the smooth functioning of their computer systems. Many computer software applications in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Advisor, the Principal Underwriter and the Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 problem and expect their systems will be adapted in time for that event, although there can be no assurance that they will be successful or that interaction with other noncomplying computer systems will not impair their services at that time.

PRINCIPAL SHAREHOLDER

    As of the date of this Prospectus, Berkeley International Securities Corporation owned all of the outstanding shares of the Fund. It is contemplated that the public offering of shares of the Fund will reduce Berkeley International Securities Corporation's holdings to less than 5% of the total shares outstanding.

INVESTMENT OBJECTIVE

    The Fund's investment objective is fundamental, consequently it may only be changed with shareholder approval. Unless expressly designated as fundamental, the Fund's other investment strategies and policies, however, may be changed by the Board of Trustees. The Fund also is subject to additional investment policies and restrictions described in the Statement of Additional Information. The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. Shareholders will be given at least 30 days' prior written notice if any such action is approved.

                                  RISK FACTORS

GENERAL MUTUAL FUND CONSIDERATIONS

    Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment may go up or down depending upon market forces and you may not recoup your original investment. You should consider an investment in the Fund a long-term investment.

THE FUND'S PORTFOLIO INVESTMENTS AND RELATED RISKS

    EQUITY SECURITIES. The Fund will buy equity securities, including common stocks, convertible securities, rights and warrants. Equity securities represent an ownership in a company. The Fund may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

    CONVERTIBLE SECURITIES. The Fund may buy convertible bonds and convertible preferred stock. A convertible bond is a fixed income security that may be converted into a prescribed amount of common stock at a specified formula. A convertible preferred stock is preferred stock exchangeable for a given number of common stock shares. A convertible security entitles the owner to receive interests or dividends until the security matures or is converted. Convertibles typically have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than non-convertible debt securities;
(b) lesser degree of fluctuation in value (and appreciation potential) than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

    DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), ( "depositary receipts"). ADRs are depositary receipts typically administered by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of despositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities such as changes in foreign currency values, different political and regulatory environments, the possibility of expropriation, nationalization or conficatory taxation and the overall economic conditions in the foreign countries where the Fund invests. For a further explanation, see the Statement to Additional Information. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

    U.S. GOVERNMENT SECURITIES. The Fund may buy U.S. government securities which are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the United States Government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. government securities may include zero coupon securities that are issued or purchased at a significant discount from face value. Zero coupon securities are extremely sensitive to changes in interest rates, and their principal value tends to rise or fall to a much greater extent than traditional debt securities.

    CORPORATE DEBT SECURITIES. The Fund may buy corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

    Under normal circumstances, the Fund will purchase debt obligations only if they are investment grade at the time of purchase--that is, they carry a rating of at least BAA from Moody's Investor Services or BBB from Standard & Poor's Rating Group, or comparable rating from another rating agency or, if not rated by an agency are determined by the Advisor to be of comparable quality. Bonds rated BBB or BAA may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see the Statement of Additional Information.

    INVESTMENT COMPANY SECURITIES. The Fund may invest up to 10% of its total assets in the shares of other Investment Companies. The Fund may invest in money market mutual funds in connection with the management of its daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also would bear their pro rata portions of each other investment company's advisory and operational expenses.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered under U.S. securities laws, cannot be offered for public sale in the U.S. without first being registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities, and the Fund may not be able to dispose of these securities at the desired time and price. The Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold.

    TEMPORARY INVESTMENTS. The Fund may on a temporary basis (when Berkeley determines that market conditions call for a temporary defensive posture) invest up to all of its assets in short-term debt instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other investment-grade corporate debt securities.

THE FUND'S INVESTMENT TECHNIQUES

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements--i.e., the purchase by the Fund of a security that the seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to at least 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Fund will enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Trust.

    BORROWING. The Fund may borrow up to one-third of its total assets for temporary, extraordinary or emergency purposes, such as to provide cash for redemption requests without having to sell portfolio securities at an inopportune time. As a consequence of borrowing, the Fund will incur obligations to pay interest, resulting in an increase in expenses.

    OPTIONS. The Fund may enter into option contracts, involving securities and securities indexes for hedging purposes only. As a general rule, the Fund will not purchase or sell options if, immediately thereafter, more than 25% of its net assets would be hedged.

    RISKS OF OPTIONS TRANSACTIONS. When the Fund uses options as a hedging device, there is a risk that the prices of the hedging vehicle may not correlate perfectly with the prices of the securities in the portfolio. This may cause the options to react differently than the Fund's portfolio securities to market changes. In addition, Berkeley could be incorrect in its expectations about the direction or the extent of market movements. In these events, the Fund could lose money on the option.

    It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although Berkeley will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

                                     PART B

                               ------------------

                                  STATEMENT OF
                              ADDITIONAL INFORMATION

                            Berkeley Income Equity Fund

                               ------------------

                        STATEMENT OF ADDITIONAL INFORMATION


                                   BERKELEY FUNDS
             650 California Street, Suite 2800, San Francisco, CA 94108


                            BERKELEY INCOME EQUITY FUND

                                   JUNE __, 1998

Berkeley Funds (the "Trust") is an open-end management investment company currently offering two distinct funds. This Statement of Additional Information contains information regarding Berkeley Income Equity Fund (the "Fund").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Berkeley Income Equity Fund Prospectus (the "Prospectus") dated June __, 1998, which may be amended from time to time for Berkeley Income Equity Fund, a separately managed investment portfolio of the Trust. To obtain a free copy of the Prospectus, please contact Firstar Trust Company (the "Transfer Agent") at (888) 889-0799.


TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

INVESTMENT OBJECTIVE, POLICIES AND RISKS . . . . . . . . . . . . . . . . . . .2

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .9

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . 13

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . 18

SHARE PRICE CALCULATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 20

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 21

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . 23

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

APPENDIX - RATINGS OF INVESTMENT SECURITIES. . . . . . . . . . . . . . . . . 24

                      INVESTMENT OBJECTIVE, POLICIES AND RISKS


The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus and provides additional information regarding portfolio securities of the Fund. There can be no assurance that the investment objective of the Fund can be achieved. The objective of the Fund is to provide shareholders with long-term growth of investment and current income.

CORPORATE DEBT SECURITIES

The majority of the Fund's assets are invested in equities, although the Fund may invest in non-convertible corporate debt securities of domestic companies over a range of industries. The debt securities in which the Fund invests may be of varying maturities and include corporate bonds, debentures, notes and other similar corporate debt instruments.

RISKS OF INVESTING IN CONVERTIBLE SECURITIES AND CORPORATE DEBT SECURITIES

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term debt securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are potentially subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities may vary, depending upon available yields. In general, an increase in interest rates will reduce the value of such investments, and a decline in interest rates will increase the value of such investments. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet its obligations for the payment of interest and principal when due.

WARRANTS AND RIGHTS

Warrants and rights give the holder the right to purchase a predetermined number of shares of common stock at a fixed price during a specified period of time. Unlike convertible debt securities or preferred stock, warrants and rights do not pay a fixed dividend. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and the possibility that the price of the underlying security fails to reach a level at which the warrant or right can be prudently exercised. In the event the warrant or right expires without being exercised, the Fund may incur a loss for its entire investment therein.

SHORT-TERM INVESTMENTS

The Fund normally will hold a small portion of its assets in U.S. dollar denominated money market securities, including repurchase agreements, commercial paper, and bank obligations. The investments allow the Fund flexibility to meet redemptions and pay expenses, as well as to control the timing of new investments. For temporary or defensive purposes, the Fund may invest without limitation in such securities.

BANK OBLIGATIONS. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earn a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank; meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. In addition, the Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. These dollar denominated bank obligations will be from domestic or foreign banks or financial institutions having capital, surplus and undivided profits in excess of $100 million based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. See "Foreign Investments" for other general risks.

Domestic and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important part in the operations of the banking industry.

Domestic banks, as a result of federal and state laws and regulations, are required to maintain specified levels of reserves and are limited in the amount which they can loan to a single borrower. These banks are subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

See "Foreign Investments" for other general risks.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. The Fund may invest a portion of its assets in investment grade commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes normally will have fixed rates of return and maturities of less than nine months, although such instruments may have maturities of up to one year.

Investment grade commercial paper and short-term notes purchased by the Fund will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Rating Group ("S&P"), "Prime-1" or "Prime-2" by Moody's Investors Services ("Moody's"), or similarly rated by another nationally recognized statistical rating organization or, if unrated, be determined by Berkeley Capital Management ("Berkeley" or the "Advisor") to be of comparable quality. These rating symbols are described in Appendix A.

INVESTMENT COMPANY SECURITIES. The Fund may under certain circumstances invest a portion of its assets in money market mutual funds. The Investment Company Act of 1940 (the "Investment Company Act") prohibits a Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group. The Investment Company Act also restricts a fund's investment in any investment company to 3% of the voting securities of such investment company. An investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund which will be in addition to those charged by the Fund.

GOVERNMENT OBLIGATIONS

The Fund may make short-term investments in U.S. government and agency obligations. Such obligations include: Treasury bills, notes, bonds and certificates of indebtedness. The issuers of such investments may include, but are not limited to Government National Mortgage Association ("GNMA"), Farmers Home Administration, Federal Home Loan Bank, Federal Farm Credit Bank, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association ("SLMA").

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. government. Other obligations are supported by the right of the issuer to borrow from the U.S. Treasury, or are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. SLMA issues are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored instrumentalities if it is not obligated to do so by law.

ZERO COUPON SECURITIES

The Fund may invest in zero coupon securities which are issued by the U.S. Treasury. Zero coupon treasury securities are U.S. treasury notes and bonds which have been stripped of its unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations or coupons. A zero coupon security pays no interest to its holder during its life and usually trades at a deep discount from its face or par value. It may be subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may invest in debt securities that are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

The underlying mortgage loans in a pool may have maturities of up to 30 years, although the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

FOREIGN INVESTMENTS

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs"), which may be sponsored or unsponsored. ADRs are negotiable receipts administered by a U.S. bank or trust company acting as a depositary that represents interest in securities issued by a foreign corporation. In general, depositary receipts are issued in registered form designed for use in the U.S. securities market. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of despositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as: growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the U.S. Governments in certain foreign countries also may continue to participate to a significant degree, in its respective economies, through ownership or regulation. Action by these governments could have a significant effect on market prices of securities and payment of interest, and could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes. The economies of many foreign countries are heavily dependent upon international trade and accordingly are affected by the trade policies and economic conditions of its trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. Since the underlying security of a depositary receipt may be denominated in a foreign currency, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's foreign assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     MARKET CHARACTERISTICS. The Advisor expects that most foreign securities in which the Fund invests will be purchased through U.S. markets. However, the value of the Fund's positions also may be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available on issuers than is available in the U.S.

     TAXES. The interest or dividend payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder who may be subject to U.S. federal income taxes may be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.

In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Currently, the Fund does not intend to participate in currency options or futures transactions. This restriction is not a "fundamental restriction" and may be changed by the Trustees of the Fund if the change is consistent with the overall investment objective and policies of the Fund.

PURCHASING PUT AND CALL OPTIONS. The Fund is authorized to purchase covered put and call options with respect to securities which are otherwise eligible for purchase by the Funds and with respect to various stock indices subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

When the Fund purchases a put option, it acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). For purposes of the following examples, American style options are used. Purchasing put options may be used as a Fund investment strategy when the Advisor perceives significant short-term risk, but substantial long-term appreciation for the underlying security. The put option acts, in theory, as an insurance policy protecting against significant downward price movement while allowing full participation in any upward movement. For example, if the Fund holds a stock which the Advisor thinks has strong fundamentals but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby acquiring the right to sell such security at a certain strike price throughout the term of the option. The Fund will exercise the put only if the price of such security falls below the strike price of the put.
When exercised, the difference between the put's strike price and the securities' market price less transaction costs will be the amount the Fund will be able to use to offset a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss to the Fund of the price paid for the option plus transaction costs. If the price of the underlying security increases the realized profit the Fund realizes from the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

When the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option could be used to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price by the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

An option may be sold by a purchaser prior to its expiration, when it has remaining value, through a "closing sale transaction." The transaction is accomplished by selling an option of the same series as the option previously purchased. In general, the Fund will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

WRITING CALL OPTIONS. The Fund may write covered call options. A call option is "covered" when the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Fund's custodian. The writer of a call option receives a premium for the obligation of delivering the underlying security against payment of the strike price upon exercise of the option. The Fund may write a covered call option on a security held in its portfolio if the underlying security's price is anticipated to decline or remain relatively stable. This strategy allows the fund to increase its yield or offset a decline on the security by the amount of the premium. If the price of the security remains unchanged or declines, the Fund may let the call option expire, thus retaining the entire premium. If the price of the security rises, the Fund may terminate its obligation through a closing transaction, which is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

STOCK INDEX OPTIONS. The Fund may purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be used as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase or sell.

The distinctive characteristics of options on stock indices create certain risks that are not generally present with stock options. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. The stock market movements will influence whether the Fund will realize a gain or loss on the purchase or sale of an index option. Accordingly, successful use of options on a stock index are subject to the Advisor's ability to correctly predict movements in the direction of the stock market. This ability requires different skills and techniques than anticipating changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. Were this to occur, the Fund would not be able to close out options it held, which could result in substantial losses to the Fund. It is the policy of the Fund to purchase index options only if the Advisor believes the index includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

RISKS OF INVESTING IN OPTIONS. There are several risks associated with options transactions on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying security. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include: insufficient trading interest in certain options; restrictions imposed by an exchange; trading halts; suspensions or other restrictions; unusual or unforeseen circumstances interrupting normal operations on an exchange; or, one or more exchanges, for economic or other reasons, decide or are compelled to discontinue the trading of options or a particular class or series of options in which event the secondary market on that exchange would cease to exist.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with respect to its securities. Pursuant to a repurchase agreement, the Fund acquires securities from a financial institution, such as bank or broker-dealer, subject to the seller's agreement to repurchase securities at a mutually agreed upon date and price.
The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. The Fund will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Advisor. Repurchase agreements are considered to be loans under the Investment Company Act.

BORROWING

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes in order to meet redemption requests in amounts up to one-third of the value of its total assets at the time of such borrowings. Borrowing by the Fund involves special risk considerations that may not be associated with other Funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from borrowing will be fixed, the asset value per share of the Fund may tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may offset partially or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund may be required to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

ILLIQUID SECURITIES

The Fund may invest no more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included private placements, restricted securities, securities which are not otherwise readily marketable and repurchase agreements having a maturity of longer than seven days. Private placements and restricted securities are securities which have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and are purchased directly from the issuer or in the secondary market. Mutual funds typically do not hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the securities' marketability and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices. The Fund also might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market through which the unregistered security may be readily resold. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A as promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding its legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

INVESTMENT TECHNIQUES AND PROCESSES

The Advisor's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described in the Prospectus under "Investment Strategy" and "Principal Investments." In making decisions with respect to equity securities for the Fund, growth over time is the Advisor's underlying goal, and the Advisor emphasizes this strategy through investment in securities of companies with above average yields. Its investment techniques attempts to identify stocks with values which might currently be depressed.

Investments of the Fund's portfolio are diversified. With respect to at least 75% of the Fund's assets, the Fund may invest no more than 5% of its total assets in the securities of any one issuer.

                              INVESTMENT RESTRICTIONS

The Trust, on behalf of the Fund, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the Fund (as defined in the Investment Company Act). Except for the numbered limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental policies, and may be changed without consent of shareholders.

All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Fund.

The Fund may not:

1. Borrow money, except as a temporary measure for extraordinary or emergency purposes in order to meet redemption requests, and then only in an amount up to one-third of the value of its total assets without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings exceed 5% of the Fund's net assets. Any borrowings by the Fund will be collateralized. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness, the Fund will, within three days (excluding Sundays and holidays), reduce its indebtedness to the extent necessary.

2. Except as required in connection with permissible hedging activities, purchase any securities on margin or underwrite securities, except that the Fund may (a) obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities, (b) make margin deposits in connection with otherwise permitted options transactions, and (c) participate as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio, and except to the extent that the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

3. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that the Fund reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks, which the Advisor has determined to be subject to the same regulation as U.S. banks, or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance with its investment objective and policies.

4. Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks of an issuer are each considered as one class for purposes of this restriction.

5. Issue senior securities, except as permitted under the Investment Company Act; provided, however, that the Fund may engage in otherwise permitted transactions involving options.

6. Invest for the purpose of exercising control or management of another issuer.

7. Underwrite securities issued by others except to the extent it may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

8. Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships; although the Fund may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate, commodities or commodity contracts, and except that the Fund may enter into option contracts for hedging purposes.

9. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issues. There are no limitation with respect to the remaining 25% of its total assets.

In order to change any restriction which is a fundamental policy, approval must be obtained from the Fund's shareholders; this would require the affirmative vote of the lesser of (i) 67% or more of the Fund's outstanding voting securities that are represented at the meeting, if more than 50% of the outstanding voting securities of the Fund are represented or (ii) more than 50% of the Fund's outstanding voting securities.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT PRIOR SHAREHOLDER APPROVAL.

The Fund does not currently intend to:

1. Invest more than 15% of its net assets in illiquid securities. This policy includes securities which the Fund cannot sell or dispose of in the ordinary course of business at approximately the amount at which it values such securities within seven calendar days.

2. Lend assets, other than portfolio securities, except by purchasing debt securities and engaging in repurchase agreements. Portfolio securities may be loaned only if collateralized at least 100% and marking-to-market daily. The Fund, however, does not currently intend to lend portfolio securities during the current fiscal year.

3. Purchase securities of companies that derive more than 15% of its gross revenues from security related activities, except as permitted by Rule 12d3-1 under the Investment Company Act.

                               PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Fund in relation to movements in general market conditions; invest money obtained from the sale of Fund shares; reinvest proceeds from the sale of portfolio securities; and meet redemptions of Fund shares. Fund transactions may increase or decrease the investment performance of the Fund depending upon the Advisor's ability correctly to time and execute them.

The Advisor, in effecting purchases and sales of securities for the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Advisor selects broker-dealers used by the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility as agent. The Fund may utilize Berkeley International Securities

Corporation, an affiliate of the Advisor, in connection with a purchase or sale of securities when the Advisor believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Trust's Board of Trustees.

Subject to the foregoing policies, the Fund may use Berkeley International Securities Corporation as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures which are designed to provide that commissions payable to Berkeley International Securities Corporation are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Berkeley International Securities Corporation, it is the policy of the Fund that such commissions will be, in the judgment of the Adviser, (i) at least as favorable as those which would be charged the Fund by other qualified unaffiliated brokers having comparable execution capability, and (ii) at least as favorable as commissions contemporaneously charged by Berkeley International Securities Corporation on comparable transactions for its most favored unaffiliated customers, except for any customers of Berkeley International Securities Corporation considered by a majority of the Trustees who are not interested persons to be not comparable to the Fund. The Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

The Fund also has adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time the Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Berkeley International Securities Corporation is an underwriter or member of the underwriting syndicate. The Board of Trustees of the Trust will review such procedures at least annually for their continuing appropriateness and determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund. However, as stated above, Berkeley International Securities Corporation may act as one of the Fund's brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

When the execution and price offered by two or more broker-dealers are comparable, the Advisor may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research
resources.   Such resources may also be used by the Advisor when providing advisory services to other investment advisory clients, including mutual funds.

When the execution and price offered by two or more broker-dealers are comparable, the Advisor may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research
resources.   Such resources may also be used by the Advisor when providing advisory services to other investment advisory clients, including mutual funds.

In valuing brokerage services, the Advisor makes a judgment as to which broker-dealers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker-dealer, but specific expertise and efforts of a broker-dealer in overcoming the anticipated difficulties and fulfilling the requirements of particular transaction. The problems of execution and the required skills and effort vary greatly among transactions.

In valuing research services, the Advisor makes a judgment as to the usefulness of research and other information provided by a broker-dealer to the Advisor in managing the Fund's investment. In some cases, the information (e.g., data for recommendations concerning particular securities) relates to the specific transaction placed with the broker-dealer, but for the greater part, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial, and political conditions and prospects, useful to the Advisor in advising the Fund. The Fund may pay a higher commission to those broker-dealers which provide brokerage and research services to the Advisor than that charged by other broker-dealers, if the Advisor determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall value to the Fund and to any other accounts over which the Advisor exercises investment discretion.

The reasonableness of brokerage commissions paid by the Fund in relation to transaction and research services received is evaluated by the Advisor on an ongoing basis. The general level of brokerage charges and other aspects of the Fund's transactions are reviewed periodically by the Trust's Board of Trustees.

The Advisor is the principal source of information and advice to the Fund and is responsible for making and initiating the execution of investment decisions for the Fund. The Advisor believes that it is important, in performing its responsibilities to the Fund, to receive and evaluate the broad spectrum of economic and financial information that many broker-dealers customarily have furnished in connection with brokerage transactions. Therefore, in compensating broker-dealers for services provided, it is in the interest of the Fund to take into consideration the value of the information received for its use in advising the Fund. The extent, if any, to which the obtaining of such information may reduce the expenses of the Advisor in providing management services to the Fund is not readily determinable. In addition, other clients of the Advisor, including other funds, also might benefit from the information obtained for the Fund, in the same manner that the Fund also might benefit from information obtained by the Advisor in performing services for others.

The Advisor ordinarily will place orders for the purchase and sale of over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained. Purchases of Fund securities from underwriters may include a commission or concession paid by the issuer to the underwriter and purchases from broker-dealers may include a spread between the bid and ask prices. Subject to the requirement of best execution, the sale of Fund shares may also be considered as a factor in the selection of broker-dealers to execute the Fund's transactions.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Advisor. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Advisor determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

                              MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years and affiliations, if any, with the Advisor or Berkeley International Securities Corporation are as follows:

                                                                                               Principal Occupation
 Name                                Age              Position with the Trust                 for the Past Five Years
 ----                                ---          --------------------------------      ---------------------------------------
 Debra McGinty-Poteet*               42           Chairman of the Board of Trustees     Executive Vice President and Chief
 225 Broadway                                     and President                         Operating Officer, North American Trust
 San Diego, CA 92101-5030                                                               Co.  (1997-present); formerly, Senior
                                                                                        Vice President and Managing Director,
                                                                                        Bank of America Funds Management (1986-
                                                                                        1997)

 Cindee Beechwood*                   43           Trustee, Treasurer, and Principal     Assistant Group Financial Controller,
                                                  Financial Officer                     London Pacific Group Limited and
                                                                                        Controller, Berkeley Capital Management
                                                                                        (1992-present); Financial and Operations
                                                                                        Principal, Berkeley International
                                                                                        Securities Corporation (1997-present)

 Wendy J. Beller*                    35           Compliance Officer                    Director of Compliance, Berkeley Capital
                                                                                        Management and Berkeley International
                                                                                        Securities Corporation (1997-present);
                                                                                        formerly, Contract Compliance Officer,
                                                                                        Chancellor LGT Asset Management and GT
                                                                                        Global, Inc., (1996-1997) prior thereto,
                                                                                        Assistant Compliance Director, Robertson
                                                                                        Stephens & Company LLC (1993-1996)

 Bryan W.  Brown                     51           Trustee                               Financial and technological systems
 950 Hayman Place                                                                       consultant (1992-present); formerly,
 Los Altos, CA 94024                                                                    Chief Financial Officer, Bailard, Biehl &
                                                                                        Kaiser, Inc.  (1980-1992)

 William R.  Sweet                   60           Trustee                               Retired; formerly, Executive Vice
 81 Mt.  Tiburon Road                                                                   President, The Bank of California (1985-
 Tiburon, CA 94920                                                                      1996)

 Barnett Teich                       73           Trustee                               Retired; formerly consultant (1987-1989);
 78280 Willowrich Drive                                                                 prior thereto, First Vice President,
 Palm Desert, CA 92211                                                                  Lehman Management Co., Inc.  (1958-1986)

 Danell J.  Doty*                    34           Vice President and Secretary          Vice President Operations, Berkeley
                                                                                        Capital Management (1995-present) and
                                                                                        Operations Manager, Berkeley
                                                                                        International Securities Corporation
                                                                                        (1991-present)

 Joseph C. Neuberger*                34           Assistant Secretary                   Vice President and Manager of Fund
 615 East Michigan St.                                                                  Administration and Compliance, Firstar
 Milwaukee, WI 53202                                                                    Trust Company (1994-present); formerly,
                                                                                        Manager, Arthur Andersen LLP (1984-1994)

 Dana  L. Armor                      29           Assistant Secretary                   Trust Officer and Compliance
 615 East Michigan St.                                                                  Administrator, Firstar Trust Company
 Milwaukee, WI 53202                                                                    (1992-present)

 *These  individuals  are  interested  persons  of  the  Trust as defined in
Section 2(a)(19) of the Investment Company Act. Ms. Beechwood, Ms. Beller and Ms. Doty are employed by the Advisor.

The address of each individual listed above, unless otherwise indicated, is 650 California Street, Suite 2800, San Francisco, California 94108.



                              COMPENSATION TABLE(1)
                              ---------------------


                                  Aggregate             Total Compensation
                                Compensation         From Registrant and Fund
 Name, Position              From Registrant(1)    Complex Paid to Directors(1)
 --------------              -------------------   ----------------------------
 Debra McGinty-Poteet,           None                  None
 Trustee

 Cindee Beechwood, Trustee       None                  None

 Barnett Teich, Trustee          $2,000                $2,000

 Bryan W. Brown, Trustee         $2,000                $2,000

 William R. Sweet,               $2,000                $2,000
 Trustee

   (1)  Estimated for current fiscal year.


INVESTMENT ADVISOR

Berkeley Capital Management serves as the Fund's investment advisor pursuant to an Investment Management Agreement (the "Agreement") effective June __, 1998 between it and the Trust on behalf of the Fund. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended, and currently provides investment advisory services to institutional and other investors. As of December 31, 1997, the Advisor had assets totaling approximately $1.6 billion under discretionary management utilizing several investment strategies.

The Agreement will be in effect as to the Fund's management for a two-year term from its effective date, and thereafter will continue in effect for one-year terms, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of the majority (as defined in the Investment Company Act) of the outstanding voting securities of the Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement, or interested persons (as defined in the Investment Company Act) of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time upon 60 day's notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment (as defined in the Investment Company Act).

Pursuant to the Agreement, the Advisor is entitled to receive from the Fund an annual fee, payable monthly, of 0.50% of the Fund's average daily net assets. The Agreement allows the Advisor to voluntarily waive its fees payable under the Agreement and to reimburse all or a portion of the Fund's expenses. The Agreement further provides that the Advisor may seek reimbursement of any reductions made to its management fee and any payments by the Advisor of operating expenses that the Fund is obligated to pay within the three-year period following such reduction or payment, subject to the following conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with any applicable expense limitations in place at that time. Second, the Advisor must specifically request the reimbursement from the Board of Trustees. Third, the Board of Trustees must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested.

SHAREHOLDER SERVICES AGREEMENT

The Advisor has entered into a Shareholder Services Agreement with the Trust on behalf of the Fund. Pursuant to the Shareholder Services Agreement, the Advisor will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Advisor a fee of up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Advisor will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Advisor receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Advisor may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Advisor will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Advisor, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Advisor may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares.

EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, legal counsel, custodian, fund accountant, transfer agent and the administrator; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization.

PRINCIPAL UNDERWRITER

Pursuant to an Underwriting Agreement, Berkeley International Securities Corporation (the "Principal Underwriter") is the principal underwriter for shares of the Fund and is the Trust's agent for the purpose of the continuous offering of the Fund's shares. The Principal Underwriter is an affiliate of the Advisor. The Fund pays the cost for the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. The Principal Underwriter pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. The terms of continuation, termination and assignment under the Underwriting Agreement are identical to those described above with respect to the Agreement.

CUSTODIAN, FUND ACCOUNTANT, TRANSFER AGENT AND ADMINISTRATOR

Pursuant to certain agreements, Firstar Trust Company has been appointed to serve as the Fund's Custodian, Fund Accountant, Transfer Agent and Administrator. The address of Firstar Trust Company is P.O. Box 701, Milwaukee, Wisconsin 53201.

INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

The Trust's independent accountants, _________________, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax return. _______________may also perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of ___________________ is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

LEGAL COUNSEL

     The validity of the shares of beneficial interest offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

                              DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be offset against capital gains of the current year. Unless a shareholder elects cash distributions on the Shareholder Account Application form, or submits a written request to the Fund at least five full business days prior to the record date for a distribution, the distributions will be credited to the shareholder's account in additional shares of the Fund. This distribution will be based on the net asset value per share at the close of business on the day following the record date for such distribution.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund expect to eliminate or reduce to a nominal amount the federal income tax to which it is subject by following this policy.

In order to qualify as a regulated investment company, the Fund must, among other things, meet certain quarterly and annual tests. On a quarterly basis the Fund must diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. Annually the Fund must (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity and fixed income securities or other income derived with respect to its business of investing in equity and fixed income securities; and the Fund must distribute annually at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, which it distributes to shareholders.

If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98% of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

Any distributions by the Fund of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. The maximum Federal Capital Gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gain rate for corporate shareholders is the same as the maximum tax rate for ordinary income. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder: (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to report properly to the Internal Revenue Service all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to backup withholding. This backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e. nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is present in the United States for a period or periods aggregating 183 days or more during the taxable year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

FEDERAL INCOME TAX TREATMENT OF OPTIONS. Certain option transactions have special tax implications for the Fund. Listed nonequity options, including options on currencies, will be considered to have been closed out at the end of the Fund's taxable year, and any gains or losses will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. Gains or losses on unlisted currency options will not be subject to this treatment and will generally result in ordinary income or loss. In addition, losses on purchased puts and written covered calls, excluding "qualified covered call options" on equity securities to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. The holding period of the security covering an "in-the-money-qualified covered call" option on an equity security will not include the period of time the option is outstanding. Loss on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult its own tax advisers to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker
LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).

                               SHARE PRICE CALCULATION

The Fund is open for business, and the Fund's net asset value ("NAV") is calculated, on every day the New York Stock Exchange (the "Exchange") is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Martin Luther King's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The close of trading and the determination of NAV will coincide with the close of business of the Exchange (normally considered 4:00 p.m. Eastern Time). When the Exchange is closed or when trading is restricted or suspended for any reason other than its customary weekend or holiday closings, or under emergency circumstances determined by the SEC to merit such action, the Fund will determine NAV at its close of business, the exact time of which will coincide with the closing of the Exchange. If there is such a restriction or suspension, any shareholder may withdraw any demand for redemption or any tender of shares which has been received by the Transfer Agent during any such period, applicable NAV of which would but for such restriction or suspension be calculated as of a time during such period.

Securities listed or traded on the Exchange ("Listed Securities") are valued at the last quoted sale price on that exchange prior to the time when the Fund's assets are valued. Securities listed on the over-the-counter market are valued at the last sales price. If there is no sale of a particular security, it is valued at the mean between the bid and ask price.

A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Advisor. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and ask prices deemed by the Advisor best to reflect a fair value.

In instances where the price of a security determined above is deemed by the Advisor not to be representative, the security is valued in such a manner prescribed by the Board of Trustees to reflect the security's fair value.

Long-term debt obligations are valued at the mean of representative quoted bid and ask prices for such securities. If such prices for a particular obligation are not available, the obligation will be valued at prices for securities of comparable maturity, quality, and type. However, when the Advisor deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt obligations with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and ask prices for such securities or, if such prices are not available, such securities are valued using the prices for securities of comparable maturity, quality, and type.

Options are valued at the last sale price on the exchange on which they are listed, unless no sales of such options have taken place that day, in which case they will be valued at the mean between its closing bid and ask prices. If an option exchange closes later than 4:00 p.m. Eastern Time, the options traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. Eastern Time. When the seller writes a call, an amount equal to the premium received is included as an asset and an equivalent deferred credit is included as a liability. If a call written by the Fund is exercised, the proceeds are increased by the premium received, If a call expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, the Fund will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If a put held by the Fund is exercised, the amount the Fund receives on sale of the underlying investment is reduced by the amount of premium paid by the Fund.

As noted in the Prospectus, the purchase and redemption prices of the Fund's shares are based upon the Fund's NAV per share. The Fund determines its NAV per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and the value of other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.

                              PERFORMANCE INFORMATION

As noted in the Prospectus, the Fund may from time to time quote various performance figures to illustrate the Fund's past performance. It may also occasionally cite statistics to reflect the volatility or risk of the Fund.

The Fund's "Average Annual Total Return" or "Standardized Return" is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("V") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1 + T)(n)=EV (the ending redeemable value of initial investment). The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and distributions at net asset value on the reinvestment date as determined by the Board of Trustees;
and (2) complete redemption at the end of the period.

The Fund's "Aggregate Total Return" or "Non-Standardized Return," is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares, further assuming the reinvestment of all dividends and distributions made to Fund shareholders in additional Fund shares at net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which Non-Standardized Return is quoted. The Fund does not take sales charges into account in calculating Non-Standardized Return, and the inclusion of such charges would reduce such return.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund and operating expenses of the Fund, so that current or past total return should not be considered a representation of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund and the Principal Underwriter may from time to time compare the Fund with the following:

1. The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., for clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

2. Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger, and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

3. Standard & Poor's 500 Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S., and the Russell 2000 Index, NASDAQ Composite Index and the Wilshire 500 Stock Index, which are recognized indices composed of capitalization-weighted average share prices of smaller company stocks.

4.   Dow Jones Industrial Average.

5. Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc.; Morgan Stanley; and Ibbotson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, and BARRON'S may be used.

From time to time the Fund may, publish information describing the Fund's largest holdings, and sector allocations. The Fund may also publish information concerning the average maturity of bond holdings in the Fund.

                                 GENERAL INFORMATION

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may be prescribed by law, the Declaration of Trust or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, retirement, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the Investment Company Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Agreement and Declaration of Trust provides that one third of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration of Trust, and except that where any provision of law, of the Declaration of Trust or of these Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment Funds) by notice to the shareholders without shareholder approval.

As of the date of this Statement of Additional Information, the Advisor owns all the shares of the Fund.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                          PURCHASE AND REDEMPTION OF SHARES

The minimum initial investment in the Fund is $1,000 and subsequent investments of $250 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Advisor including, without limitation, for employees or affiliates of the Advisor or investors who are, or are related to or affiliated with, clients of the Advisor. The Fund will accept investments in cash only in U.S. dollars. The Trust has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of the Trust at the beginning of such period. Redemptions in excess of such amounts may be made in kind. The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor of the Principal Underwriter such rejection is in the best interest of the Fund.

                                  OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

The Fund has recently commenced operations and, therefore, has not yet prepared Financial Statements for public distribution.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, THE FUND, OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                    APPENDIX A -- RATINGS OF INVESTMENT SECURITIES


                                   COMMERCIAL PAPER

                              MOODY'S INVESTORS SERVICE

 Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                            STANDARD & POOR'S CORPORATION

 An S&P A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
                              MOODY'S INVESTORS SERVICE

Short-term notes and variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                            STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                        BONDS
                              MOODY'S INVESTORS SERVICE

Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                            STANDARD & POOR'S CORPORATION

AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.

                                     PART C

                               ------------------

                                OTHER INFORMATION

                               ------------------

                                 BERKELEY FUNDS

                                  F O R M  N-1A

                           PART C.  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.


     (a) Financial Statements -- Statement of Assets and Liabilities as of October 31, 1997, Notes to Financial Statements and Independent Auditors' Report on the Money Market Fund are all incorporated by reference to the Annual Report to Shareholders of the Money Market Fund.

     (b)  Exhibits:

          (1)   Agreement and Declaration of Trust(1)
          (2)   By-Laws(1)
          (3)   Voting Trust Agreement -- Not Applicable
          (4)   Specimen Share Certificate -- Not Applicable
          (5)   Investment Management Agreement(1)
          (6) Underwriting Agreement with Berkeley International Securities Corporation(1)
          (7) Bonus, Profit Sharing, Pension and Other Similar Arrangements -- Not Applicable
          (8)   Custodian Agreement(1)


          (9)(A)Fund Administration Servicing Agreement(1)
          (9)(B)Fund Accounting Servicing Agreement(1)
          (9)(C)Transfer Agent Agreement(1)
          (9)(D)Shareholder Services Agreement(1)
          (10)  Opinion and Consent of Counsel(1)
          (11)  Consent of Independent Accountants -- Not Applicable
          (12)  Financial Statements Omitted from Item 23 -- Not Applicable
          (13)  Subscription Agreement(1)
          (14)  Model Retirement Plan(1)
          (15)  Rule 12b-1 Plan -- Not Applicable
          (16)  Performance Calculations(1)
          (17) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended October 31, 1997.

          (18)  Multiple Class Plan -- Not Applicable
--------------
(1) Previously filed as an exhibit to Registrant's Registration Statement (File Nos. 333-16093 and 811-7923) and incorporated herein by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.


          Berkeley Money Market Fund: 1


Item 27.  INDEMNIFICATION.


     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 29.  PRINCIPAL UNDERWRITERS.

     (a)  Not Applicable.

               (b) The following information is furnished with respect to the officers and directors of Berkeley International Securities Corporation, the Registrant's principal underwriter:

Name                     Positions and Offices      Positions and Offices
                         with Underwriter           with Registrant
------------------       ---------------------      ---------------------
Robert A. Cornman        General Counsel            None
                         Assistant Secretary

Diane E. Worthington     Financial/Operations       None
                         Principal

Wendy J. Beller          Director of Compliance     Compliance Officer

Danell J. Doty           Operations Manager         Vice President
                                                    and Secretary

Michael J. Mayer         Director/Chairman          None

Cindee Beechwood         Financial and Operations   Trustee, Treasurer
                         Principal, CFO             Principal Financial Officer

     The principal business address of each individual named above is 650 California Street, Suite 2800, San Francisco, California 94108.

     (c)  Not Applicable.

Item 30.  LOCATIONS OF ACCOUNTS AND RECORDS.

     The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 650 California Street, Suite 2800, San Francisco, California 94108. Firstar Trust Company, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 is the Registrant's transfer agent, accounting, custodial, and administration records and maintains records relating to such activities.

Item 31.  MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 32.  UNDERTAKINGS.

     (a)  Not applicable.

     (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the first day of operation of the Berkeley Money Market Fund and the Berkeley Income Equity Fund.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, once such report becomes available, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 18th day of March, 1998.

                                        BERKELEY FUNDS

                                        By: /s/ Debra McGinty-Poteet*
                                           -----------------------------
                                           Debra McGinty-Poteet, Chairman,
                                           President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Debra McGinty-Poteet*
-----------------------------   Chairman, President            March 18, 1998
Debra McGinty-Poteet

/s/ Cindee Beechwood*
-----------------------------   Trustee, Treasurer, Principal  March 18, 1998
Cindee Beechwood                Financial Officer

/s/ Bryan W. Brown*
-----------------------------   Trustee                        March 18, 1998
Bryan W. Brown

/s/ William R. Sweet*
-----------------------------   Trustee                        March 18, 1998
William R. Sweet

/s/ Barnett Teich*
-----------------------------   Trustee                        March 18, 1998
Barnett Teich


* By: /s/ Mitchell E. Nichter
-----------------------------
      Mitchell E. Nichter, pursuant to power of attorney previously filed.